Income Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes
10.	Income Taxes

Significant components of the Company’s deferred tax assets are as follows:

	June 30, 2020	June 30, 2019
Deferred tax assets:
Tax loss carryforward	$2,100,816	$1,424,714
Intangible assets	(371,063)	(450,835)
Stock based compensation	7,453	18,809
Valuation Allowance	(1,737,206)	(992,688)
Net deferred tax assets	$—	$—

At June 30, 2020 and 2019, the Company has recorded a full valuation against its net deferred tax assets of $1,737,206 and $992,688, respectively, since in the judgement of management, these assets are not more than likely than not to be realized. The change in the valuation allowance during the year ended June 30, 2020 was $744,518.

At June 30, 2020, the Company had a Net Operating Loss (“NOL”) carryforward of approximately $5,100,000. NOL’s generated prior to 2018 will expire during the years ranging from 2032 to 2037.

The Company has no current tax expense due to its losses.

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended June 30, 2020 and 2019 is as follows:

	2020	2019

Income tax expense at federal statutory rate	21%	21%
State taxes, net of federal benefit	7%	8%
Change in valuation allowance	-28%	-29%
Effective tax rate	—	—